ADVANCE TO SUPPLIERS, NET	6 Months Ended
Jun. 30, 2025
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

5. ADVANCE TO SUPPLIERS, NET

	June 30,	December 31,
	2025	2024
Advances to Suppliers	$9,643,135	16,546,521
Less: allowance for credit losses	-	-
Advances to Suppliers, net	$9,643,135	16,546,521

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2025	2024
Balance as of the beginning of year	$-	269,740
Additions charged to credit losses	-	-
Effect of disposal subsidiaries	-	(269,740)
Balance as of the end of year	$-	-

As of June 30,2025 and December 31, 2024, the Company has advances to suppliers, net of $9,643,135 and $16,546,521. The allowance for credit loss was nil and nil as of June 30,2025 and December 31, 2024.